Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
DISCONTINUED OPERATIONS
The results of operations of the Properties described below, as well as any gains or impairment losses related to these Properties, are included in discontinued operations for all periods presented, as applicable. In accordance with ASC 205-20, Presentation of Financial Statements - Discontinued Operations, the consolidated financial statements herein have been revised to reflect the operations of three office buildings that were sold in the first quarter of 2013 as discontinued operations because their operations have been reflected as discontinued operations in the Company's Form 10-Q filings with the SEC for the quarters ending March 31, 2013 and June 30, 2013.
In March 2013, the Company sold three office buildings. One office building, 1500 Sunday Drive, located in Raleigh, NC, was sold for a gross sales price of $8,300 less commissions and customary closing costs for a net sales price of $7,862. The Company recorded a $549 loss related to the sale of this office building in the first quarter of 2013. Additionally, the Company sold its Peninsula I and II office buildings, located in Newport News, VA, for a gross sales price of $5,250 less commissions and customary closing costs for a net sales price of $5,121. The Company recorded a gain of $598 attributable to the sale of the Peninsula I and II buildings in the first quarter of 2013. Net proceeds from these sales were used to reduce the outstanding borrowings on the Company's credit facilities.
In January 2013, the Company sold its Lake Point and SunTrust Bank office buildings, located in Greensboro, NC, for a gross sales price of $30,875 less commissions and customary closing costs for a net sales price of $30,490. Net proceeds from the sale were used the reduce the outstanding borrowings on the Company's credit facilities. These office buildings were classified as held for sale as of December 31, 2012. In the first quarter of 2013, the Company recorded a gain of $823 attributable to the sale.

In December 2012, the Company sold Willowbrook Plaza, a community center located in Houston, TX, for a gross sales price of $24,450 less commissions and customary closing costs for a net sales price of $24,171. Proceeds from the sale were used to reduce the outstanding borrowings on the Company's credit facilities. In accordance with the Company's quarterly impairment review process, the Company recorded a loss on impairment of real estate of $17,743 during the third quarter of 2012 to write down the book value of this Property to its then estimated fair value.

In October 2012, the Company sold Towne Mall, located in Franklin, OH and Hickory Hollow Mall, located in Antioch, TN. Towne Mall sold for a gross sales price of $950 less commissions and customary closings costs for a net sales price of $892. Hickory Hollow Mall sold for a gross sales price of $1,000 less commissions and customary closing costs for a net sales price of $966. Net proceeds from the sale of both malls were used to reduce the outstanding borrowings on the Company's credit facilities. In the third quarter of 2012, the Company recorded a loss on impairment of real estate of $419 and $8,047, respectively, to write down the book value of both Properties to the expected net sales price.
In July 2012, the Company sold Massard Crossing, a community center located in Fort Smith, AR, for a gross sales price of $7,803 less commissions and customary closing costs for a net sales price of $7,432. Proceeds from the sale were used to reduce the outstanding borrowings on the Company's credit facilities. The Company recorded a gain of $98 attributable to the sale in the third quarter of 2012.
In March 2012, the Company completed the sale of the second phase of Settlers Ridge, a community center located in Robinson Township, PA, for a gross sales price of $19,144 less commissions and customary closing costs for a net sales price of $18,951. Proceeds from the sale were used to reduce the outstanding borrowings on the Company's credit facilities. The Company recorded a gain of $883 attributable to the sale in the first quarter of 2012. The Company recorded a loss on impairment of real estate of $4,457 in the second quarter of 2011 to write down the book value of this Property to its then estimated fair value. There were no results of operations for this Property for the year ended December 31, 2010 as it was under development during that period.
In January 2012, the Company sold Oak Hollow Square, a community center located in High Point, NC, for a gross sales price of $14,247. Net proceeds of $13,796 were used to reduce the outstanding balance on the Company's unsecured term loan. The Company recorded a loss on impairment of real estate of $255 in the first quarter of 2012 related to the true-up of certain estimated amounts to actual amounts. The Company recorded a loss on impairment of real estate of $729 in the fourth quarter of 2011 to write down the book value of this Property to the estimated net sales price.
In November 2011, the Company completed the sale of Westridge Square, a community center located in Greensboro, NC, for a sales price of $26,125 less commissions and customary closing costs for a net sales price of $25,768. Proceeds from the sale were used to reduce the outstanding borrowings on the unsecured term facility used to acquire the Starmount Properties.
In February 2011, the Company completed the sale of Oak Hollow Mall in High Point, NC, for a gross sales price of $9,000. Net proceeds from the sale were used to retire the outstanding principal balance and accrued interest of $40,281 on the non-recourse loan secured by the Property in accordance with the lender’s agreement to modify the outstanding principal balance and accrued interest to equal the net sales price for the Property and, as a result, the Company recorded a gain on the extinguishment of debt of $31,434 in the first quarter of 2011. The Company also recorded a loss on impairment of real estate in the first quarter of 2011 of $2,746 to write down the book value of the Property to the net sales price. In the second quarter of 2010, the Company recorded a loss on impairment of real estate of $25,435 related to the Property to write down its depreciated book value to its then estimated fair value.
In October 2010, the Company completed the sale of Pemberton Square, a mall located in Vicksburg, MS, for a sales price of $1,863 less commissions and customary closing costs for a net sales price of $1,782.  The Company recorded a gain of $379 attributable to the sale in the fourth quarter of 2010.  Proceeds from the sale were used to reduce the outstanding borrowings on the Company’s credit facilities.
In December 2010, the Company completed the sale of Milford Marketplace, a community center located in Milford, CT, and the conveyance of its ownership interest in the first phase of Settlers Ridge, a community center located in Robinson Township, PA, for a sales price of $111,835 less commissions and customary closing costs for a net sales price of $110,709.  The Company recorded a loss on impairment of real estate of $12,363 in the fourth quarter of 2010 to reflect the fair value of the Properties at the time of the sale.  Net proceeds from the sale, after repayment of a construction loan, were used to reduce the outstanding borrowings on the Company’s credit facilities.
In December 2010, the Company completed the sale of Lakeview Pointe, a community center located in Stillwater, OK, for a sales price of $21,000 less commissions and customary closing costs for a net sales price of $20,631.  The Company recorded a loss on impairment of real estate of $1,302 in the fourth quarter of 2010 to reflect the fair value of the Property at the time of sale.  Net proceeds from the sale, after repayment of a construction loan, were used to reduce the outstanding borrowings on the Company’s secured credit facilities.
Total revenues of the centers and office buildings described above that are included in discontinued operations were $14,078, $21,547 and $34,337 in 2012, 2011 and 2010, respectively.  The total net investment in real estate assets at the time of sale for the office buildings sold during 2013 was $42,607. There were no outstanding loans on the office buildings that were sold in 2013. The total net investment in real estate assets at the time of sale for the centers sold during 2012 was $51,184.  There were no outstanding loans on any of the centers sold during 2012. Discontinued operations for the years ended December 31, 2012, 2011 and 2010 also include true-ups of estimated expense to actual amounts for Properties sold during previous years.